Loss Before Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Before Income Tax [Line Items]
Other non-operating income	$ 0	$ 1,076,189
Government grants for research and development expenditures	248,613		$ 165,699
Australia
Loss Before Income Tax [Line Items]
Government grants for research and development expenditures	$ 248,613